SEMI-ANNUAL
                                FINANCIAL REPORT


                           STI CLASSIC VARIABLE TRUST

                                [GRAPHIC OMITTED]

                                  JUNE 30, 1998


                           STI CLASSIC VARIABLE TRUST

Dear STI Classic Variable Trust Shareholders:

The following 1998 Semi-Annual Financial Report provides you a detailed summary of each of the STI Classic Variable Trust Funds. The STI Classic Funds and the STI Classic Variable Trust have presented investors exposure to a variety of investment opportunities since 1992. The six STI Classic Variable Trust Funds were developed specifically to meet the rapidly changing needs of today's investor. Each of these funds offers an investment discipline that identifies a specific mix of risk and return. Together, the STI Classic Variable Trust Funds complement one another, providing access to different segments of the stock and bond markets. The combination of these funds is intended to offer the ideal investment program for almost any investor.

===========================================================================================================================
                                       STI CLASSIC VARIABLE TRUST FUNDS (UNAUDITED)
                                        NET OF FEES PERFORMANCE AS OF JUNE 30, 1998
===========================================================================================================================
                                            THREE                                        SINCE INCEPTION      INCEPTION
                                           MONTHS         ONE YEAR       TWO YEARS        (ANNUALIZED)          DATE
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   VALUE INCOME STOCK FUND                 -3.74%          17.78%         22.01%             22.26%            10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   MID-CAP EQUITY FUND                     -2.03%          21.00%         19.54%             17.79%            10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   SMALL CAP EQUITY FUND                   -8.35%            N/A            N/A              -3.01%           10/22/97
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   CAPITAL GROWTH FUND                      4.43%          33.75%         34.59%             32.32%            10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   INVESTMENT GRADE BOND FUND               2.52%          10.62%          8.69%              7.00%            10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
   INTERNATIONAL EQUITY FUND                0.81%          15.13%           N/A              21.18%            11/7/96
---------------------------------------------------------------------------------------------------------------------------

                                  PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RETURNS.

The STI Classic Variable Trust is a well-established family of mutual funds, nationally recognized for the diversity and quality of investment options that they provide. As the advisor to the STI Classic Variable Trust, STI Capital Management is committed to providing you quality investment products which will aid you in achieving your investment objectives.

I hope you will find the information on the following pages useful. It is intended to give you a better understanding of how our portfolio managers are investing your money. Thank you for your interest and participation in the STI Classic Variable Trust. We look forward to many successful years of investing in the future.
                        Sincerely,

                        /s/Signature Omitted

                        Anthony R. Gray
                        Chief Executive Officer and Chief Investment Officer STI Capital Management, N.A.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1998


VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.9%)
BASIC MATERIALS (13.6%)
   Allegheny Teledyne                  49,400      $ 1,130
   B.F. Goodrich                       13,500          670
   Boise Cascade                       15,600          511
   Consolidated Papers                 22,400          610
   Eastman Chemical                    13,700          853
   Engelhard                           47,800          968
   Hercules                            21,000          864
   Morton International                28,200          705
   PPG Industries                       9,500          661
   Reynolds Metals                     23,400        1,309
   Sonoco Products                     26,430          800
   Stanley Works                       29,200        1,214
   Union Camp                          12,000          595
   Weyerhaeuser                        17,300          799
   Witco Chemical                      18,700          547
   Worthington Industries              38,800          584
                                                   -------
                                                    12,820
                                                   -------
CAPITAL GOODS (10.8%)
   AMP                                 27,900          959
   Cooper Industries                   12,400          681
   Crown Cork & Seal                   20,900          993
   Federal Signal                      32,100          780
   General Signal                      16,500          594
   Harris                              22,600        1,010
   Johnson Controls                    12,300          702
   National Service Industries         11,800          600
   Pall                                58,600        1,201
   Tecumseh Products, Cl A             13,900          734
   Tenneco                             29,300        1,115
   Thomas & Betts                      17,800          877
                                                   -------
                                                    10,246
                                                   -------
COMMUNICATION SERVICES (6.0%)
   Alltel                              35,000        1,627
   Ameritech                           48,800        2,190


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATION SERVICES (CONTINUED)
   Frontier                            15,600      $   491
   GTE                                 24,300        1,352
                                                   -------
                                                     5,660
                                                   -------
CONSUMER CYCLICALS (8.7%)
   American Greetings, Cl A            19,600          998
   Genuine Parts                       26,500          916
   H & R Block                         32,400        1,365
   ITT Industries                      22,700          848
   J.C. Penney                         12,700          918
   May Department Stores               17,700        1,159
   TRW                                 25,000        1,366
   Wallace Computer Services           29,100          691
                                                   -------
                                                     8,261
                                                   -------
CONSUMER STAPLES (13.7%)
   American Stores                     60,400        1,461
   Anheuser Busch                      21,300        1,005
   Bestfoods                           17,900        1,039
   ConAgra                             66,000        2,091
   Food Lion, Cl A                     47,900          509
   General Mills                       20,600        1,409
   Hormel Foods                        14,600          505
   International Flavors & Fragrances  29,300        1,273
   Kimberly Clark                      45,800        2,101
   McCormick                           18,000          643
   Seagram                             22,400          917
                                                   -------
                                                    12,953
                                                   -------
ENERGY (9.8%)
   Atlantic Richfield                  18,100        1,414
   Kerr-McGee                          19,100        1,105
   Mobil                               23,900        1,831
   Murphy Oil                          18,700          948
   Texaco                              30,300        1,809
   Unocal                              59,300        2,120
                                                   -------
                                                     9,227
                                                   -------

================================================================================
                                                                       UNAUDITED


--------------------------------------------------------------------------------

                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS (13.8%)
   American Financial Group            16,000      $   693
   American General                    13,700          975
   AmSouth Bancorp                     17,300          680
   Banc One                            17,000          949
   BankBoston                          12,600          701
   Cigna                               27,000        1,863
   Crestar Financial                   12,000          655
   Hibernia, Cl A                      32,500          656
   Jefferson-Pilot                     12,350          716
   Magna Group                          8,400          475
   Safeco                              29,900        1,359
   TIG Holdings                        24,000          552
   Transamerica                         8,100          933
   Union Planters                      12,100          712
   Wells Fargo                          2,200          812
   Willis Corroon PLC ADR              24,300          305
                                                   -------
                                                    13,036
                                                   -------
HEALTH CARE (7.9%)
   Abbott Laboratories                 25,200        1,030
   Baxter International                39,700        2,136
   C.R. Bard                           27,700        1,054
   Mallinckrodt                        30,800          914
   Pharmacia Upjohn ADR                51,400        2,371
                                                   -------
                                                     7,505
                                                   -------
TECHNOLOGY (0.7%)
   EG&G                                23,300          699
                                                   -------
UTILITIES (6.9%)
   Cinergy                             20,800          728
   Consolidated Natural Gas            25,300        1,490
   GPU                                 24,400          923
   Pacificorp                          31,600          715
   Questar                             34,300          673
   Scana                               33,300          993
   Sonat                               26,700        1,031
                                                   -------
                                                     6,553
                                                   -------
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Total Common Stocks
     (Cost $81,889)                                $86,960
                                                   -------
REPURCHASE AGREEMENTS (8.3%)
   Morgan Stanley
     6.15%, dated 06/30/98,
     matures 07/01/98, repurchase
     price $7,864,687 (collateralized
     by FNMA obligation:
     market value $8,138,838)          $7,863        7,863
                                                   -------
Total Repurchase Agreements
     (Cost $7,863)                                   7,863
                                                   -------
Total Investments (100.2%)
   (Cost $89,752)                                   94,823
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)             (219)
                                                   -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par
     value) based on 5,834,750
     outstanding shares of
     beneficial interest                            77,467
   Accumulated net realized gain
     on investments                                 12,066
   Net unrealized appreciation
     on investments                                  5,071
                                                   -------
Total Net Assets (100.0%)                          $94,604
                                                   =======
Net Asset Value, Offering and
   Redemption Price Per Share                      $ 16.21
                                                   =======
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC -- PUBLIC LIMITED CORPORATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1998


MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.3%)
CAPITAL GOODS (11.7%)
   Allied Waste Industries*            37,700       $  905
   Danka Business Systems ADR          13,400          158
   Herman Miller                       18,600          452
   Hubbell, Cl B                        7,400          308
   Motivepower Industries*             10,000          245
   Power-One*                          16,200          153
   U.S. Filter*                        40,000        1,122
   Watsco                               6,500          229
                                                    ------
                                                     3,572
                                                    ------
CONSUMER CYCLICALS (20.3%)
   Barnes & Noble*                     10,000          374
   BJ's Wholesale Club*                 9,400          382
   Borders Group*                      12,500          463
   Ethan Allen Interiors               10,200          509
   Family Dollar Stores                26,200          485
   Harley-Davidson                     20,800          806
   International Speedway*              6,200          176
   Just for Feet*                       8,150          232
   Men's Wearhouse*                    22,050          728
   Norrell                             19,000          379
   Radiant Systems*                    12,100          175
   Ralph Lauren*                       13,800          386
   Saks Holdings*                      13,500          373
   Samsonite*                           4,559           50
   Staff Leasing*                      11,600          342
   West Marine*                        17,300          311
                                                    ------
                                                     6,171
                                                    ------
CONSUMER STAPLES (11.8%)
   Avis Rent A Car*                    26,400          653
   Cracker Barrel Old Country Stores   17,900          568
   Dial                                15,200          394
   Interstate Bakeries                 24,600          816
   Papa John's International*          12,400          489


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
   US Foodservice*                     10,400       $  365
   Wendy's International               12,800          301
                                                    ------
                                                     3,586
                                                    ------
ENERGY (7.8%)
   Anadarko Petroleum                   2,200          148
   EEX*                                46,700          438
   National-Oilwell*                   11,100          298
   Newpark Resources*                  26,600          296
   Santa Fe International              10,000          303
   Valero Energy                       10,400          346
   Western Atlas*                       6,400          543
                                                    ------
                                                     2,372
                                                    ------
FINANCIALS (9.5%)
   Colonial Bancgroup                   9,500          306
   Dime Bancorp                        15,700          470
   First Security                      20,637          442
   First Virginia Banks                 9,100          465
   Hibernia, Cl A                      13,200          266
   North Fork Bancorporation           18,400          450
   Trustmark                           16,600          364
   Western Bancorp                      3,000          127
                                                    ------
                                                     2,890
                                                    ------
HEALTH CARE (10.9%)
   Acuson Corp*                        26,000          473
   Biogen*                              4,900          240
   Curative Technologies*              16,000          456
   DePuy*                              10,800          305
   Dura Pharmaceuticals*               17,700          396
   Mylan Laboratories                  14,000          421
   Quorum Health Group*                10,500          278
   Watson Pharmaceuticals*             16,300          761
                                                    ------
                                                     3,330
                                                    ------
4

================================================================================
                                                                       UNAUDITED


--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (16.6%)
   ADC Telecommunications*             19,300      $   705
   Fiserv*                             14,850          631
   Flextronics International*          15,000          653
   Intuit*                              6,300          386
   Networks Associates*                16,324          782
   PMT Services*                       21,800          555
   Sawtek*                             28,700          423
   Tech Data*                          10,500          450
   Teradyne*                           17,100          457
                                                   -------
                                                     5,042
                                                   -------
TRANSPORTATION (2.7%)
   CNF Transportation                   7,200          306
   Sanmina*                            12,000          521
                                                   -------
                                                       827
                                                   -------
Total Common Stocks
     (Cost $25,522)                                 27,790
                                                   -------
REPURCHASE AGREEMENTS (7.8%)
   Morgan Stanley
     5.70%, dated 06/30/98,
     matures 07/01/98, repurchase
     price $2,369,405 (collateralized by
     various U.S. Treasury obligations:
     total market value $2,502,997)    $2,369        2,369
                                                   -------
Total Repurchase Agreements
     (Cost $2,369)                                   2,369
                                                   -------
Total Investments (99.1%)
   (Cost $27,891)                                   30,159
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (0.9%)               276
                                                   -------


--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,025,487 outstanding
     shares of beneficial interest                 $24,043
   Accumulated net realized gain
     on investments                                  4,184
   Net unrealized appreciation
     on investments                                  2,268
   Net operating loss                                  (60)
                                                   -------
Total Net Assets (100.0%)                          $30,435
                                                   =======
Net Asset Value, Offering and
   Redemption Price Per Share                       $15.02
                                                   =======
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1998


SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
                                                    MARKET
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (92.6%)
BASIC MATERIALS (15.4%)
   Ameron                               2,300      $   133
   Carpenter Technology                 5,000          251
   Columbus Mckinnon                    3,000           78
   Commonwealth Industries              9,000           90
   General Chemical Group               5,900          164
   H. B. Fuller                         3,100          172
   Jannock Limited                      7,800          101
   Lilly Industries
    Incorporated, Cl A                 11,200          242
   Madeco ADR                           9,000           79
   Quimica y Minera Chile ADR           6,800          228
   Texas Industries                     6,300          334
   Wausau-Mosinee Paper                 6,400          146
                                                   -------
                                                     2,018
                                                   -------
CAPITAL GOODS (14.6%)
   A.M. Castle                          5,900          130
   American Woodmark                    4,200          115
   Belden                               4,100          126
   DT Industries                        3,500           85
   Furon                                7,600          138
   General Binding                      2,900          107
   Hardinge                             3,300           81
   Kaman                                8,800          167
   LSI Industries                       4,200           84
   Regal Beloit                        13,200          380
   Rock Tenn, Cl A                      6,900           87
   Toro                                 3,100          106
   Valmont Industries                   8,200          164
   Watts Industries, Cl A               7,100          148
                                                   -------
                                                     1,918
                                                   -------
CONSUMER CYCLICALS (22.0%)
   Brown Group                         11,800          235
   Bush Industries                     10,800          235
   Guilford Mills                      10,200          204
   Harman International                 8,500          327
   K2                                  16,300          287

--------------------------------------------------------------------------------
                                                    MARKET
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   Kimball International*              10,900      $   198
   Libbey                               3,500          134
   Norrell                             20,100          401
   Ritchie Bros. Auctioneers*           4,900          130
   Smith (A.O.)                         3,100          160
   Sotheby's Holdings, Cl A            13,100          293
   Springs Industries, Cl A             2,800          129
   Sturm Ruger                          9,500          159
                                                   -------
                                                     2,892
                                                   -------
CONSUMER STAPLES (11.6%)
   Angelica                             6,100          128
   Banta                                8,400          259
   Bowne & Company                      3,900          176
   Chemed                               3,000          102
   Ingles Markets, Cl A                 7,900          115
   Nash Finch                           6,900          104
   Standard Register                    8,200          290
   Universal Foods                     12,500          277
   York Group                           3,800           72
                                                   -------
                                                     1,523
                                                   -------
ENERGY (3.0%)
   Chesapeake Energy                   32,800          131
   Giant Industries                    14,800          257
                                                   -------
                                                       388
                                                   -------
FINANCIALS (8.9%)
   Administradora de Fondos
     de Pensiones Provida ADR*          5,000           83
   Alfa                                 5,100          106
   Annuity & Life Re Holdings*          4,300           95
   ARM Financial Group                  4,500          100
   Banco Latinamericano
     de Exportaciones                   3,200           98
   Klamath First Bancorp                3,500           67
   Seacoast Banking of Florida          1,700           65
   Student Loan                         2,000           94

================================================================================

                                                                       UNAUDITED


--------------------------------------------------------------------------------
                                                    MARKET
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
   Westcorp                            12,000      $   165
   Westerfed Financial                  4,000           98
   Willis Corroon PLC ADR              15,300          192
                                                   -------
                                                     1,163
                                                   -------
HEALTH CARE (6.8%)
   Block Drug, Cl A                     2,400           91
   Invacare                             5,400          138
   London International Group ADR       7,800          137
   Medeva PLC, ADR                     18,000          205
   Vital Signs                          9,400          172
   West Company                         5,400          153
                                                   -------
                                                       896
                                                   -------
TECHNOLOGY (3.3%)
   Dallas Semiconductor                 4,700          146
   Innovex                              9,100          119
   Methode Electronics, Cl A           10,800          167
                                                   -------
                                                       432
                                                   -------
TRANSPORTATION (4.4%)
   Knightsbridge Tankers Limited*       4,500          120
   Pittston Burlington                 10,400          162
   Sea Containers                       6,900          264
   Western Star Truck Holdings          1,600           27
                                                   -------
                                                       573
                                                   -------
UTILITIES (2.6%)
   Northwest Natural Gas                3,700          104
   Nui                                  4,100          104
   TNP Enterprises                      2,900           90
   United Water Resources               2,500           45
                                                   -------
                                                       343
                                                   -------
Total Common Stocks
     (Cost $12,748)                                 12,146
                                                   -------


--------------------------------------------------------------------------------
                                      SHARES/FACE   MARKET
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
PREFERRED STOCKS (0.8%)
BASIC MATERIALS (0.8%)
   Coeur D'Alene Mines, CV to
     0.8260 Share, Callable
     03/15/99 @ 21.622                  9,500      $   102
                                                   -------
Total Preferred Stocks
     (Cost $154)                                       102
                                                   -------
REPURCHASE AGREEMENTS (6.7%)
   Morgan Stanley
     5.25%, dated 06/30/98,
     matures 07/01/98, repurchase
     price $885,433 (collateralized by
     an U.S. Treasury Note: market
     value $907,437)                     $885          885
                                                   -------
Total Repurchase Agreements
     (Cost $885)                                       885
                                                   -------
Total Investments (100.1%)
   (Cost $13,787)                                   13,133
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)              (18)
                                                   -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,351,395 outstanding
     shares of beneficial interest                  13,548
   Accumulated net realized gain
     on investments                                    221
   Net unrealized depreciation
     on investments                                   (654)
                                                   -------
Total Net Assets (100.0%)                          $13,115
                                                   =======


Net Asset Value, Offering and
   Redemption Price Per Share                        $9.71
                                                   =======

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE
PLC -- PUBLIC LIMITED CORPORATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1998


CAPITAL GROWTH FUND


--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.2%)
BASIC MATERIALS (3.9%)
   Air Products & Chemicals            23,100       $  924
   ConAgra                             16,900          536
   Ecolab                              10,500          325
   Imperial Chemical ADR                8,000          516
   Monsanto                             4,200          235
   Morton International                10,400          260
   Praxair                             16,000          749
                                                    ------
                                                     3,545
                                                    ------
CAPITAL GOODS (16.3%)
   Allied Signal                       28,800        1,278
   Allied Waste Industries*            13,500          324
   Avery Dennison                       4,600          247
   Boeing                               7,700          343
   Dover                                6,900          236
   Emerson Electric                     4,600          277
   General Electric                    28,900        2,630
   Honeywell                           13,300        1,111
   Lockheed Martin                      1,200          127
   Molten Metal Technology*             5,600            1
   Newell                              21,000        1,046
   Northrop Grumman                     2,000          206
   Parker Hannifin                      3,000          114
   Pitney Bowes                         3,400          164
   Republic Services*                  14,300          343
   Textron                              6,500          466
   Thermo Electron*                    12,900          441
   Tyco International                   6,720          423
   U.S. Filter*                        24,512          688
   United Technologies                 19,900        1,841
   USA Waste Services*                 25,400        1,254
   Waste Management                     2,700           94
   W.W. Grainger                       20,700        1,031
                                                   -------
                                                    14,685
                                                   -------

--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATION SERVICES (2.8%)
   Ameritech                           14,000      $   628
   Century Telephone Enterprises        6,400          294
   Ericsson Telephone ADR              10,700          306
   MCI Communications                  10,300          599
   TCI Communications, Cl A*            9,700          373
   Worldcom*                            6,000          291
                                                   -------
                                                     2,491
                                                   -------
CONSUMER CYCLICALS (14.1%)
   Abercrombie & Fitch, Cl A*           3,797          167
   Bed Bath & Beyond*                   2,600          135
   Carnival                            47,700        1,890
   Consolidated Stores*                13,100          475
   Costco*                             17,600        1,110
   Federated Department Stores*        15,500          834
   Gannett                              5,100          362
   Intimate Brands                      1,500           41
   Lear*                               12,400          636
   Limited                              7,300          242
   Lowe's Companies                    28,300        1,148
   Masco                               24,900        1,507
   Mattel                              17,500          740
   McGraw-Hill                         11,000          897
   Office Depot*                       20,400          644
   Omnicom Group                        2,500          125
   Republic Industries*                 3,500           87
   Sherwin Williams                     7,800          258
   Staples*                             4,700          136
   Starwood Lodging Trust REIT          7,000          338
   Tandy                               13,400          711
   Viking Office Products*              6,500          204
                                                   -------
                                                    12,687
                                                   -------
CONSUMER STAPLES (13.1%)
   Avon Products                       10,500          814
   Campbell Soup                        7,000          372
   Cendant*                            29,306          612

================================================================================
                                                                       UNAUDITED


--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
   Coca Cola                            5,200      $   205
   Colgate-Palmolive                    7,300          642
   CVS                                 38,400        1,495
   Flowers Industries                   9,600          196
   Fred Meyer*                         10,000          425
   Gillette                             4,000          227
   Goodmark Foods                      13,800          409
   PepsiCo                             17,900          737
   Philip Morris                       24,400          961
   Ralston Purina                       8,600        1,005
   Rite Aid                            15,000          563
   Safeway*                            23,200          944
   Sara Lee                            22,000        1,231
   Stanley Works                        5,700          237
   Unilever ADR                         5,500          435
   U.S. Foodservice*                    8,200          288
                                                   -------
                                                    11,798
                                                   -------
ENERGY (7.0%)
   British Petroleum ADR                8,934          788
   Camco International                 15,900        1,238
   Diamond Offshore Drilling            1,300           52
   EVI Weatherford*                     9,600          356
   Halliburton                         21,500          958
   Mobil                                6,600          506
   Schlumberger                         5,000          342
   Shell Transport and Trading ADR     10,000          424
   Texaco                              19,200        1,146
   Union Pacific Resources Group       15,601          274
   Unocal                               7,000          250
                                                   -------
                                                     6,334
                                                   -------
FINANCIALS (16.7%)
   American International Group         6,600          964
   AmSouth Bancorp                      6,700          263
   Associates First Capital             7,500          577
   Banc One                            15,956          891


--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
   Bank United, Cl A                   14,000       $  670
   BankAmerica                          5,200          449
   BankBoston                           7,400          412
   Beneficial                           4,000          613
   Citicorp                             2,800          418
   CMAC Investment                        100            6
   Conseco                              8,500          397
   Crestar Financial                    6,900          376
   Cullen/Frost Bankers                 6,400          347
   FHLMC                               17,400          819
   First American of Tennessee          4,000          192
   First Chicago NBD                    3,300          292
   First Security                       6,300          135
   First Tennessee National             9,500          300
   Firstar                                600           23
   Fleet Financial Group               13,660        1,141
   H.F. Ahmanson                        8,000          568
   Household International              8,500          423
   Mellon Bank                         12,400          864
   MGIC Investment                     18,100        1,033
   PNC Bank                            12,500          673
   Regions Financial                    7,100          292
   Summit Bancorp                       1,900           90
   Torchmark                           18,600          851
   Travelers                           12,099          733
   Washington Mutual                    3,850          167
                                                   -------
                                                    14,979
                                                   -------
HEALTH CARE (10.3%)
   Abbott Laboratories                 16,900          690
   American Home Products              21,400        1,107
   Baxter International                15,000          807
   Bristol-Myers Squibb                16,500        1,896
   Eli Lilly                           10,900          720
   Healthsouth*                        30,302          809
   Johnson & Johnson                    2,800          206
   Merck                                6,700          896

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1998


CAPITAL GROWTH FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
   Tenet Healthcare*                   34,800      $ 1,087
   U.S. Surgical                        7,800          356
   Warner Lambert                       9,400          652
                                                   -------
                                                     9,226
                                                   -------
TECHNOLOGY (9.0%)
   Analog Devices*                      2,400           59
   Automatic Data Processing            3,500          255
   Ceridian*                           16,700          981
   Cisco Systems*                      11,400        1,050
   Compaq Computer                      3,524          100
   Dr Solomon's Group PLC, ADR*           600           21
   EMC*                                10,100          453
   IBM                                  9,900        1,137
   Intel                                7,400          549
   Microsoft*                          12,100        1,311
   Networks Associates*                13,300          637
   Sun Microsystems*                    6,600          287
   Texas Instruments                    6,000          350
   Xerox                                9,200          935
                                                    ------
                                                     8,125
                                                    ------
TRANSPORTATION (3.0%)
   Burlington Northern Santa Fe        11,600        1,139
   Continental Airlines, Cl B*          5,800          353
   Delta Air Lines                      7,200          931
   Trans World Air*                     3,300          245
                                                   -------
                                                     2,668
                                                   -------
Total Common Stocks
     (Cost $74,536)                                 86,538
                                                   -------
--------------------------------------------------------------------------------
                                      SHARES/FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
PREFERRED STOCKS (0.6%)
ENERGY (0.2%)
   EVI, CV to 0.6250 Shares,
     Callable 11/4/00 @ 51.75             700      $    30
   EVI, CV to 0.6250 Shares,
     Callable 11/4/00 @ 51.75 (B)       2,600          111
                                                   -------
                                                       141
                                                   -------
TECHNOLOGY (0.4%)
   Microsoft, CV to 1 Share             4,000          380
                                                   -------
Total Preferred Stocks
     (Cost $478)                                       521
                                                   -------
CORPORATE BONDS (0.3%)
   Office Depot, CV to 29.2635
     Shares, Callable 12/11/98
     @ 64.116 (A) (C)
     0.000%, 12/11/07                  $  300          280
                                                   -------
Total Corporate Bonds
     (Cost $196)                                       280
                                                   -------
REGISTERED INVESTMENT COMPANIES (0.4%)
   Dollar General, STRYPES*             8,100          318
                                                   -------
Total Registered Investment Companies
     (Cost $319)                                       318
                                                   -------
REPURCHASE AGREEMENTS (4.3%)
   Morgan Stanley
     6.15%, dated 06/30/98,
     matures 07/01/98, repurchase
     price $3,862,470 (collateralized
     by various FNMA obligations:
     total market value $3,971,125)    $3,862        3,862
                                                   -------
Total Repurchase Agreements
     (Cost $3,862)                                   3,862
                                                   -------

================================================================================

                                                                       UNAUDITED


--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
Total Investments (101.8%)
   (Cost $79,391)                                  $91,519
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (-1.8%)           (1,607)
                                                   -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 4,371,381 outstanding
     shares of beneficial interest                  62,745
   Accumulated net realized gain
     on investments                                 15,039
   Net unrealized appreciation
     on investments                                 12,128
                                                   -------
Total Net Assets (100.0%)                          $89,912
                                                   =======
Net Asset Value, Offering and
   Redemption Price Per Share                       $20.56
                                                   =======
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC -- PUBLIC LIMITED CORPORATION
REIT -- REAL ESTATE INVESTMENT TRUST
STRYPES -- STRUCTURED YIELD PRODUCT EXCHANGE SECURITIES
(A) -- ZERO COUPON BOND
(B) -- PRIVATE PLACEMENT SECURITY
(C) -- PUT AND DEMAND FEATURES EXIST REQUIRING THE ISSUER
       TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1998


INVESTMENT GRADE BOND FUND
-------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (38.6%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                  $  750       $  900
     8.125%, 08/15/19                   1,550        1,998
     6.000%, 02/15/26                     500          520
     6.125%, 11/15/27                     750          804
   U.S. Treasury Notes
     5.875%, 11/30/01                     500          505
     5.875%, 11/15/05                     700          713
                                                    ------
Total U.S. Treasury Obligations
     (Cost $5,112)                                   5,440
                                                    ------
CORPORATE OBLIGATIONS (46.4%)
FINANCE (33.3%)
   AT&T Capital, MTN
     6.410%, 08/13/99                     250          250
   Bank of Boston
     6.625%, 12/01/05                     100          103
   Coneseco
     6.800%, 06/15/05                     200          200
   Countrywide Home Loan, MTN
     6.840%, 10/22/04                     100          103
     6.510%, 02/11/05                     300          302
   Ford Motor Credit
     7.000%, 09/25/01                     400          411
     6.500%, 02/28/02                     300          305
   General Motors Acceptance
     7.125%, 05/01/01                     300          308
   General Motors Acceptance, MTN
     7.050%, 04/23/02                     150          155
   Great Western
     8.600%, 02/01/02                     100          107
   Homeside Lending, MTN
     6.875%, 05/15/00                     510          516
   International Lease, MTN
     5.957%, 01/15/02                     100          100
   Liberty Property, MTN
     6.600%, 06/05/02                     200          200

--------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
   Merrill Lynch, MTN
     6.060%, 10/15/01                    $625       $  624
   Morgan Stanley, MTN,
     Callable 03/09/01 @ 100
     6.090%, 03/09/11                     250          250
   Salomon
     7.300%, 05/15/02                     250          260
   Salomon Smith Barney
     6.250%, 01/15/05                     250          248
   SunAmerica
     6.200%, 10/31/99                     250          251
                                                    ------
                                                     4,693
                                                    ------
INDUSTRIAL (13.1%)
   American Home Products
     7.700%, 02/15/00                     125          128
     7.900%, 02/15/05                     300          329
   Bausch & Lomb
     6.750%, 12/15/04                     150          152
   Ikon Capital, MTN
     6.730%, 06/15/01                     150          152
   Lockheed Martin
     6.550%, 05/15/99                      50           50
   Philip Morris
     7.250%, 09/15/01                     300          308
     7.500%, 04/01/04                     150          158
   Praxair
     6.900%, 11/01/06                     175          182
   US West Capital
     6.375%, 07/15/08                     400          398
                                                    ------
                                                     1,857
                                                    ------
Total Corporate Obligations
     (Cost $6,505)                                   6,550
                                                    ------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.8%)
   FHLMC
     7.500%, 09/01/03                     176          180
   FNMA
     7.000%, 10/01/03                     483          491
                                                    ------

================================================================================
                                                                       UNAUDITED


--------------------------------------------------------------
                                          FACE
                                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------
Total U.S. Government Agency Obligations
     (Cost $666)                                   $   671
                                                   -------
BANK NOTE (1.2%)
   Capital One
     6.530%, 11/26/99                  $  175          175
                                                   -------
Total Bank Note
     (Cost $175)                                       175
                                                   -------
REPURCHASE AGREEMENTS (7.2%)
   Morgan Stanley
     5.25%, dated 06/30/98,
     matures 07/01/98, repurchase
     price $1,011,497 (collateralized by
     an U.S. Treasury Note: market
     value $1,036,634)                  1,011        1,011
                                                   -------
Total Repurchase Agreements
     (Cost $1,011)                                   1,011
                                                   -------
Total Investments (98.2%)
   (Cost $13,469)                                   13,847
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (1.8%)               256
                                                   -------

------------------------------------------------------------
                                                 VALUE (000)
------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,362,805 outstanding
     shares of beneficial interest                 $13,674
   Accumulated net realized gain
     on investments                                     52
   Net unrealized appreciation
     on investments                                    378
   Overdistributed net investment income                (1)
                                                   -------
Total Net Assets (100.0%)                          $14,103
                                                   =======
Net Asset Value, Offering and
   Redemption Price Per Share                       $10.35
                                                   =======
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1998


INTERNATIONAL EQUITY FUND
-------------------------------------------------------------
                                        SHARES    VALUE (000)
-------------------------------------------------------------
FOREIGN COMMON STOCKS (91.0%)
ARGENTINA (0.6%)
   YPF Sociedad Anonima,
     Cl D, ADR                          3,900       $  117
                                                    ------
AUSTRALIA (2.3%)
   Australia & New Zealand
     Banking Group                     33,190          230
   QBE Insurance                       51,357          182
                                                    ------
                                                       412
                                                    ------
BRAZIL (0.9%)
   Telebras ADR                         1,550          169
                                                    ------
CANADA (0.4%)
   Suncor                               2,213           75
                                                    ------
FINLAND (0.4%)
   Sampo Insurance, Cl A                1,600           76
                                                    ------
FRANCE (9.9%)
   AXA                                  3,750          422
   Dexia                                2,790          376
   Elf Aquitaine                        2,750          387
   Groupe Danone                          485          134
   Scor                                   900           57
   Lyonnaise des Eaux                   1,450          239
   Technip                              1,600          196
                                                    ------
                                                     1,811
                                                    ------
GERMANY (9.5%)
   Allianz AG                             890          297
   Bayer                                4,000          207
   Bayerische Motoren Werke               189          191
   Bayerische Motoren Werke - New*         37           37
   Buderus                                250          125
   Commerzbank                          3,800          145
   Hoechst                              4,600          232
   Man                                    180           70
   Preussag                               785          281
   Veba                                 2,400          157
                                                    ------
                                                     1,742
                                                    ------

-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
GREECE (1.7%)
   Greek Telecom                       12,380       $  318
                                                    ------
HONG KONG (1.1%)
   Hutchison Whampoa                   21,000          111
   National Mutual Asia               132,000           84
   Sung Hung Kai Properties               156            1
                                                    ------
                                                       196
                                                    ------
INDONESIA (0.0%)
   Modern Photo Film*                  60,000            3
                                                    ------
ITALY (6.8%)
   Banca Popolare di Milano            25,800          205
   ENI                                 36,600          240
   Istituto Bancario san Paolo
     di Torino                         14,630          211
   Montedison                         120,800          150
   Saipem                              22,000          113
   Telecom Italia                      45,860          338
                                                    ------
                                                     1,257
                                                    ------
JAPAN (9.1%)
   Canon                               11,000          249
   Eisai                               11,000          150
   Fuji Photo Film                      5,000          174
   Honda Motor                          6,000          213
   Sankyo                               7,000          159
   Sony                                   900           77
   Sony ADR                             1,600          138
   Takefuji                             1,800           83
   TDK                                  3,000          221
   Terumo                              13,300          211
                                                    ------
                                                     1,675
                                                    ------
NETHERLANDS (7.3%)
   Akzo Nobel                           1,150          256
   ING Groep                            9,098          596
   Koninklijke PTT Nederland            2,420           93
   New Holland                          5,200          102
   Philips Electronics                  2,800          236
   TNT Post Group*                      2,420           62
                                                    ------
                                                     1,345
                                                    ------

================================================================================
                                                                       UNAUDITED


--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
NEW ZEALAND (1.4%)
   Fernz                               68,400       $  153
   Fletcher Challenge  Building
     Division                          74,677           93
                                                    ------
                                                       246
                                                    ------
NORWAY (2.8%)
   Orkla AS, Cl A*                      4,500          105
   Petroleum Geo Services ADR           8,000          244
   Sparebanken NOR                      6,050          174
                                                    ------
                                                       523
                                                    ------
PERU (0.8%)
   CPT Telefoncia del Peru              5,300          108
   Credicorp                            2,420           36
                                                    ------
                                                       144
                                                    ------
PORTUGAL (1.3%)
   Banco Espirito Santo                 2,160           65
   Banco Espirito Santo Rights*           225            2
   Portugal Telecom ADR                 3,200          169
                                                    ------
                                                       236
                                                    ------
SINGAPORE (0.5%)
   Overseas Chinese Bank               24,800           85
                                                    ------
SPAIN (3.3%)
   Repsol                               4,200          231
   Telefonica de Espana                 8,072          373
                                                    ------
                                                       604
                                                    ------
SWEDEN (1.6%)
   Skandia Forsakrings                  8,000          114
   Volvo, Cl B                          5,800          173
                                                    ------
                                                       287
                                                    ------
SWITZERLAND (9.4%)
   Asea Brown Boveri Group                105          155
   Credit Suisse Group                    720          160
   Nestle*                                200          429
   Novartis                               301          502
   UBS AG - Registered*                 1,266          471
                                                    ------
                                                     1,717
                                                    ------


-------------------------------------------------------------
                                        SHARES    VALUE (000)
-------------------------------------------------------------
UNITED KINGDOM (19.4%)
   Allied Domecq                       11,100       $  104
   Bank of Ireland                     22,049          454
   Bass                                12,860          241
   British Aerospace                   35,200          270
   British Petroleum                   19,397          283
   Diageo                              20,432          242
   General Electric                    28,600          247
   Ladbroke Group                      35,000          192
   Laporte                             13,400          161
   Lucasvarity                         60,055          239
   National Westminster Bank            9,810          175
   Next                                19,000          163
   Royal & Sun Alliance                12,200          126
   Siebe                               11,300          226
   Smithkline Beecham                  17,440          213
   Storehouse                          54,877          230
                                                   -------
                                                     3,566
                                                   -------
PANAMA (0.5%)
   Banco Latinamericano
     de Exportaciones                   2,900           89
                                                   -------
Total Foreign Common Stocks
     (Cost $15,026)                                 16,693
                                                   -------
FOREIGN PREFERRED STOCKS (2.0%)
GERMANY (2.0%)
   Gea                                    477          187
   Man                                    700          189
                                                   -------
                                                       376
                                                   -------
Total Foreign Preferred Stocks
     (Cost $316)                                       376
                                                   -------
Total Investments (93.0%)
   (Cost $15,342)                                  $17,069
                                                   -------
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1998                        UNAUDITED


                                                                          --------------
                                                                           INTERNATIONAL
                                                                              EQUITY
                                                                               FUND
                                                                          --------------
Assets:
   Investments at Market Value (Cost $15,342) .............................  $17,069
   Cash and Foreign Currency ..............................................      956
   Receivables for Investment Securities Sold .............................      280
   Receivables for Portfolio Shares Sold ..................................       65
   Other Assets ...........................................................       92
                                                                             -------
   Total Assets ...........................................................   18,462
                                                                             -------
Liabilities:
   Payable for Securities Purchased .......................................       86
   Accrued Expenses .......................................................       22
                                                                             -------
   Total Liabilities ......................................................      108
                                                                             -------
Net Assets:
   Portfolio Shares (Unlimited Authorization -- No Par Value)
     Based on 1,339,810 Outstanding Shares of Beneficial Interest .........   15,512
   Undistributed Net Investment Income ....................................      154
   Accumulated Net Realized Gain on Investments ...........................      984
   Accumulated Net Realized Loss on Foreign Currency Transactions .........      (25)
   Net Unrealized Appreciation on Forward Foreign Currency Contracts,
     Foreign Currency, and Translation of Other Assets
     and Liabilities in Foreign Currency ..................................        2
   Net Unrealized Appreciation on Investments .............................    1,727
                                                                             -------
   Total Net Assets .......................................................  $18,354
                                                                             =======
Net Asset Value, Offering and Redemption Price Per Share ..................   $13.70
                                                                             =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
===========================================================================================================================
STI CLASSIC VARIABLE TRUST FUNDS FOR THE SIX MONTH PERIOD ENDED JUNE 30, 1998                                     UNAUDITED


                                                             VALUE
                                                             INCOME   MID-CAP  SMALL CAP  CAPITAL   INVESTMENT INTERNATIONAL
                                                             STOCK    EQUITY    EQUITY    GROWTH      GRADE       EQUITY
                                                              FUND     FUND      FUND      FUND     BOND FUND      FUND
                                                             ------   -------  ---------  -------   ---------  -------------
Investment Income:
   Interest Income ......................................   $   218    $   63      $ 27      $ 207     $367        $  22
   Dividend Income ......................................       977        61       109        414       --          254
   Less: Foreign Taxes Withheld .........................        --        --        --         --       --          (24)
                                                            -------    ------     -----    -------     ----       ------
       Total Investment Income ..........................     1,195       124       136        621      367          252
                                                            -------    ------     -----    -------     ----       ------
Expenses:
   Investment Advisory Fees .............................       343       157        62        435       44          102
   Less: Investment Advisory Fees Waived ................      (137)      (58)      (37)      (159)     (40)         (31)
   Administrator Fees ...................................        30        30        30         30       30           37
   Custody Fees .........................................        41         5         2         30        2           17
   Transfer Agent Fees ..................................        44         6         2         34        2           --
   Professional Fees ....................................        52        10         3         37        3            5
   Trustee Fees .........................................         7         1         1          9        1            1
   Registration Fees ....................................        --        --        --         --       --          (12)
   Printing Expenses ....................................        24         4         2         15        2            3
   Pricing Fees .........................................         1        --        --         --       --            6
   Insurance and Other Fees .............................         1         1        --          1       --           --
   Amortization of Deferred Organization Costs ..........         1         1        --          1        1            2
                                                            -------    ------     -----    -------     ----       ------
       Total Expenses ...................................       407       157        65        433       45          130
                                                            -------    ------     -----    -------     ----       ------
         Net Investment Income (Loss) ...................       788       (33)       71        188      322          122
                                                            -------    ------     -----    -------     ----       ------
   Net Realized Gain on Securities Sold .................     5,113     1,874       201      7,137       68          871
   Net Realized Loss on Foreign Currency Transactions ...        --        --        --         --       --          (13)
   Net Unrealized Appreciation
     (Depreciation) on Investments ......................      (436)       51      (551)     5,822      122        1,228
   Net Unrealized Appreciation (Depreciation)
     on Forward Currency Contracts, Foreign
     Currency, and Translation of Other Assets
     and Liabilities in Foreign Currency ................        --        --        --         --       --            2
                                                            -------    ------     -----    -------     ----       ------
         Net Realized and Unrealized Gain (Loss)
            on Investments and Foreign Currency .........     4,677     1,925      (350)    12,959      190        2,088
                                                            -------    ------     -----    -------     ----       ------
 Increase (Decrease) in Net Assets from Operations ......   $ 5,465    $1,892     $(279)   $13,151     $512       $2,210
                                                            =======    ======     =====    =======     ====       ======

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS


                                                                           VALUE INCOME                  MID-CAP
                                                                            STOCK FUND                  EQUITY FUND
                                                                      -----------------------     ----------------------
                                                                      01/01/98-     01/01/97-     01/01/98-    01/01/97-
                                                                      06/30/98      12/31/97      06/30/98     12/31/97
                                                                      ---------     ---------     ---------    ---------
Investment Activities:
   Net Investment Income (Loss) .................................      $   788      $ 1,115        $  (33)      $   (14)
   Net Realized Gain on Investments and Foreign
     Currency Transactions ......................................        5,113        6,730         1,874         2,335
   Net Unrealized Appreciation (Depreciation) on Investments ....         (436)       4,177            51         1,514
   Net Unrealized Appreciation (Depreciation) on Forward
     Foreign Currency Contracts, Foreign Currency, and
     Translation of Other Assets and Liabilities in
     Foreign Currency ...........................................           --           --            --            --
                                                                       -------      -------       -------       -------
   Increase in Net Assets Resulting from Operations .............        5,465       12,022         1,892         3,835
                                                                       -------      -------       -------       -------
Distributions to Shareholders:

   Net Investment Income ........................................         (788)      (1,121)           --           (13)
   Capital Gains ................................................           --         (904)           --          (736)
                                                                       -------      -------       -------       -------
   Total Distributions ..........................................         (788)      (2,025)           --          (749)
                                                                       -------      -------       -------       -------
Capital Transactions:
   Proceeds from Shares Issued ..................................       17,485       32,879         5,114         9,159
   Reinvestment of Cash Distributions ...........................          787        2,025            --           749
   Cost of Shares Repurchased ...................................       (1,092)      (3,370)         (484)       (3,375)
                                                                       -------      -------       -------       -------
   Increase in Net Assets from Capital Transactions .............       17,180       31,534         4,630         6,533
                                                                       -------      -------       -------       -------
   Total Increase in Net Assets .................................       21,857       41,531         6,522         9,619
                                                                       -------      -------       -------       -------
Net Assets:
   Beginning of Period ..........................................       72,747       31,216        23,913        14,294
                                                                       -------      -------       -------       -------
   End of Period ................................................      $94,604      $72,747       $30,435       $23,913
                                                                       =======      =======       =======       =======
Shares Issued and Redeemed:
   Shares Issued ................................................        1,071        2,358           346           708
   Shares Issued in Lieu of Cash Distributions ..................           48          138            --            55
   Shares Redeemed ..............................................          (66)        (230)          (32)         (257)
                                                                       -------      -------       -------       -------
   Net Share Transactions .......................................        1,053        2,266           314           506
                                                                       =======      =======       =======       =======

                                                                              SMALL CAP               CAPITAL GROWTH
                                                                             EQUITY FUND                   FUND
                                                                        --------------------      -----------------------
                                                                        01/01/98- 10/22/97*-      01/01/98-     01/01/97-
                                                                        06/30/98   12/31/97       06/30/98      12/31/97
                                                                        --------- ----------      ---------     ---------
Investment Activities:
   Net Investment Income (Loss) .................................       $     71    $     20      $    188      $    311
   Net Realized Gain on Investments and Foreign
     Currency Transactions ......................................            201          20         7,137         7,858
   Net Unrealized Appreciation (Depreciation) on Investments ....           (551)       (103)        5,822         4,911
   Net Unrealized Appreciation (Depreciation) on Forward
     Foreign Currency Contracts, Foreign Currency, and
     Translation of Other Assets and Liabilities in
     Foreign Currency ...........................................             --          --            --            --
                                                                         -------     -------       -------       -------
   Increase in Net Assets Resulting from Operations .............           (279)        (63)       13,147        13,080
                                                                         -------     -------       -------       -------
Distributions to Shareholders:

   Net Investment Income ........................................            (71)        (20)         (188)         (312)
   Capital Gains ................................................             --          --            --        (1,300)
                                                                         -------     -------       -------       -------
   Total Distributions ..........................................            (71)        (20)         (188)       (1,612)
                                                                         -------     -------       -------       -------
Capital Transactions:
   Proceeds from Shares Issued ..................................          6,224       7,626        16,174        27,091
   Reinvestment of Cash Distributions ...........................             71          20           188         1,612
   Cost of Shares Repurchased ...................................           (393)         --        (1,286)       (3,483)
                                                                         -------     -------       -------       -------
   Increase in Net Assets from Capital Transactions .............          5,902       7,646        15,076        25,220
                                                                         -------     -------       -------       -------
   Total Increase in Net Assets .................................          5,552       7,563        28,035        36,688
                                                                         -------     -------       -------       -------
Net Assets:
   Beginning of Period ..........................................          7,563          --        61,877        25,189
                                                                         -------     -------       -------       -------
   End of Period ................................................        $13,115     $ 7,563       $89,912       $61,877
                                                                         =======     =======       =======       =======
Shares Issued and Redeemed:
   Shares Issued ................................................            609         772           843         1,771
   Shares Issued in Lieu of Cash Distributions ..................              7           2             9           100
   Shares Redeemed ..............................................            (39)         --           (64)         (216)
                                                                         -------     -------       -------       -------
   Net Share Transactions .......................................            577         774           788         1,655
                                                                         =======     =======       =======       =======

                                                                            INVESTMENT GRADE BOND             INTERNATIONAL
                                                                                    FUND                       EQUITY FUND
                                                                           -----------------------        ----------------------
                                                                           01/01/98-     01/01/97-        01/01/98-    01/01/97-
                                                                           06/30/98      12/31/97         06/30/98     12/31/97
                                                                           ---------     --------         ---------    ---------
Investment Activities:
   Net Investment Income (Loss) .................................           $   322        $  493           $  122    $     33
   Net Realized Gain on Investments and Foreign
     Currency Transactions ......................................                68            24              858         101
   Net Unrealized Appreciation (Depreciation) on Investments ....               122           220            1,228         484
   Net Unrealized Appreciation (Depreciation) on Forward
     Foreign Currency Contracts, Foreign Currency, and
     Translation of Other Assets and Liabilities in
     Foreign Currency ...........................................                --            --                2          --
                                                                            -------       -------          -------     -------
   Increase in Net Assets Resulting from Operations .............               512           737            2,210         618
                                                                            -------       -------          -------     -------
Distributions to Shareholders:

   Net Investment Income ........................................              (323)         (493)              --          (1)
   Capital Gains ................................................                --            --               --          --
                                                                            -------       -------          -------     -------
   Total Distributions ..........................................              (323)         (493)              --          (1)
                                                                            -------       -------          -------     -------
Capital Transactions:
   Proceeds from Shares Issued ..................................             4,050         4,194            2,798      12,992
   Reinvestment of Cash Distributions ...........................               323           493               --           1
   Cost of Shares Repurchased ...................................              (361)       (3,068)            (501)       (758)
                                                                            -------       -------          -------     -------
   Increase in Net Assets from Capital Transactions .............             4,012         1,619            2,297      12,235
                                                                            -------       -------          -------     -------
   Total Increase in Net Assets .................................             4,201         1,863            4,507      12,852
                                                                            -------       -------          -------     -------
Net Assets:
   Beginning of Period ..........................................             9,902         8,039           13,847         995
                                                                            -------       -------          -------     -------
   End of Period ................................................           $14,103       $ 9,902          $18,354     $13,847
                                                                            =======       =======          =======     =======
Shares Issued and Redeemed:
   Shares Issued ................................................               395           421              211       1,136
   Shares Issued in Lieu of Cash Distributions ..................                31            49               --          --
   Shares Redeemed ..............................................               (35)         (309)             (38)        (67)
                                                                            -------       -------          -------     -------
   Net Share Transactions .......................................               391           161              173       1,069
                                                                            =======       =======          =======     =======

*Commencement of Operations
Amounts designated as "--" are either $0 or have been rounded to $0.

                                     18 & 19

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS FOR THE PERIODS FROM INCEPTION THROUGH JUNE 30, 1998

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD





                                                    NET           NET REALIZED AND
                             NET ASSET VALUE    INVESTMENT   UNREALIZED GAINS (LOSSES)    DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD INCOME (LOSS)       ON INVESTMENTS       NET INVESTMENT INCOME REALIZED CAPITAL GAINS
                           ------------------- ------------- -------------------------  --------------------- ----------------------
VALUE INCOME STOCK FUND
           1998**                 $15.21          $ 0.14             $ 1.00                    $(0.14)               $  --
           1997                    12.41            0.28               3.02                     (0.28)                (0.22)
           1996                    10.67            0.23               1.74                     (0.23)                  --
           1995 (1)                10.00            0.06               0.67                     (0.06)                  --

MID-CAP EQUITY FUND (A)
           1998**                 $13.97          $(0.01)            $ 1.06                    $   --                $  --
           1997                    11.86           (0.01)              2.64                     (0.01)                (0.51)
           1996                    10.27            0.06               1.59                     (0.06)                  --
           1995 (1)                10.00            0.05               0.27                     (0.05)                  --

SMALL CAP EQUITY FUND
           1998**                 $ 9.77          $ 0.06             $(0.06)                   $(0.06)               $  --
           1997 (2)                10.00            0.03              (0.23)                    (0.03)                  --
CAPITAL GROWTH FUND
           1998**                 $17.27          $ 0.05             $ 3.29                    $(0.05)               $  --
           1997                    13.06            0.10               4.63                     (0.10)                (0.42)
           1996                    10.66            0.12               2.40                     (0.12)                  --
           1995 (1)                10.00            0.04               0.66                     (0.04)                  --

INVESTMENT GRADE BOND FUND
           1998**                 $10.19          $ 0.27             $ 0.16                    $(0.27)               $  --
           1997                     9.92            0.58               0.27                     (0.58)                  --
           1996                    10.25            0.54              (0.33)                    (0.54)                  --
           1995 (1)                10.00            0.13               0.25                     (0.13)                  --

INTERNATIONAL EQUITY FUND
           1998**                 $11.87          $ 0.07             $ 1.76                   $    --                $  --
           1997                    10.16            0.03               1.68                        --                   --
           1996 (3)                10.00            0.01               0.16                     (0.01)                  --


                                                                                                            RATIO OF
                                                                                      RATIO OF            EXPENSES TO
                             NET ASSET            NET ASSETS         RATIO OF      NET INVESTMENT     AVERAGE NET ASSETS
                             VALUE END    TOTAL     END OF         EXPENSES TO     INCOME (LOSS) TO   (EXCLUDING WAIVERS
                             OF PERIOD   RETURN  PERIOD (000)  AVERAGE NET ASSETS AVERAGE NET ASSETS  AND REIMBURSEMENTS)
                             ---------   ------  ------------  ------------------ ------------------  ------------------
VALUE INCOME STOCK FUND
           1998**             $16.21       7.55%   $94,604            0.95%             1.83%                1.27%
           1997                15.21      26.82     72,747            0.95              2.09                 1.23
           1996                12.41      18.64     31,216            0.95              2.45                 1.95
           1995 (1)            10.67       7.31*     4,015            0.95              2.98                 5.72

MID-CAP EQUITY FUND (A)
           1998**             $15.02       7.09%   $30,435            1.15%            (0.24)%               1.35%
           1997                13.97      22.23     23,913            1.15             (0.07)                1.77
           1996                11.86      16.05     14,294            1.15              0.58                 2.79
           1995 (1)            10.27       3.19*     3,409            1.15              2.22                 6.34

SMALL CAP EQUITY FUND
           1998**             $ 9.71      (0.04)%  $13,115            1.20%             1.30%                1.88%
           1997 (2)             9.77      (2.05)*    7,563            1.20              1.62                 2.66
CAPITAL GROWTH FUND
           1998**             $20.56      19.38%   $89,912            1.15%             0.51%                1.57%
           1997                17.27      36.54     61,877            1.15              0.70                 1.60
           1996                13.06      23.75     25,189            1.15              1.15                 2.43
           1995 (1)            10.66       6.96*     3,778            1.15              1.69                 6.18

INVESTMENT GRADE BOND FUND
           1998**             $10.35       4.32%   $14,103            0.75%             5.38%                1.12%
           1997                10.19       8.84      9,902            0.75              5.81                 1.58
           1996                 9.92       2.29      8,039            0.75              5.54                 2.78
           1995 (1)            10.25       3.68*     3,115            0.75              5.04                 6.05

INTERNATIONAL EQUITY FUND
           1998**             $13.70      15.42%   $18,354            1.60%             1.43%                1.98%
           1997                11.87      16.84     13,847            1.60              0.41                 2.93
           1996 (3)            10.16       1.70*       995            1.60              1.83                31.39

                                   RATIO OF
                                NET INVESTMENT
                               INCOME (LOSS) TO
                              AVERAGE NET ASSETS  PORTFOLIO
                             (EXCLUDING WAIVERS   TURNOVER
                              AND REIMBURSEMENTS)   RATE
                              ------------------- ---------
VALUE INCOME STOCK FUND
           1998**                    1.51%          38.93%
           1997                      1.81          104.84
           1996                      1.45           79.80
           1995 (1)                 (1.79)           7.17

MID-CAP EQUITY FUND (A)
           1998**                   (0.44)%         56.12%
           1997                     (0.69)         138.98
           1996                     (1.06)         139.60
           1995 (1)                 (2.97)          13.29

SMALL CAP EQUITY FUND
           1998**                    0.62%          17.67%
           1997 (2)                  0.16            4.11
CAPITAL GROWTH FUND
           1998**                    0.09%         120.91%
           1997                      0.25          195.86
           1996                     (0.13)         148.48
           1995 (1)                 (3.34)           8.05

INVESTMENT GRADE BOND FUND
           1998**                    5.01%          46.81%
           1997                      4.98          219.22
           1996                      3.51          303.30
           1995 (1)                 (0.26)         108.55

INTERNATIONAL EQUITY FUND
           1998**                    1.05%          58.03%
           1997                     (0.92)          99.14
           1996 (3)                (27.96)           --


(1) Commenced operations on October 2, 1995. All ratios for the period have been annualized.
(2) Commenced operations on October 22, 1997. All ratios for the period have been annualized.
(3) Commenced operations on November 7, 1996. All ratios for the period have been annualized.
 *   Returns are for the period indicated and have not been annualized.
** For the semi-annual period ended June 30, 1998. Return is for the period indicated and has not been annualized. All ratios for the period have been annualized.
(A) During the fiscal year ended December 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.
Amounts designated as "--" are either $0 or rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                    20 & 21

NOTES TO FINANCIAL STATEMENTS
================================================================================

STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1998


1. Organization

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with six funds: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the International Equity Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objective policies and strategies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are valued at the last quoted sales price, if readily available for such equity securities, on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities held by the Investment Grade Bond and the Equity Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the respective class of the Fund. The offering price per share for

================================================================================



     the shares of the Investment Grade Bond and Equity Funds is the net asset value per share.

     FOREIGN CURRENCY TRANSACTIONS -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     [bullet] market value of investment securities, assets and liabilities at the current rate of exchange; and

     [bullet] purchases and sales of investment securities, income, and expenses at the relevent rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     OTHER -- Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund and the Capital Growth Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually. Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


3. Administration and Distribution Agreements

The Trust and SEI Investments Mutual Funds Service (formerly known as SEI Fund Resources (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated August 18, 1995 as amended November 19, 1997. Under the terms of the Administration Agreement the Administrator is entitled to a fee, subject to a minimum, (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion, and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 2, 1995 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SEI Investments Distribution Co. ("the Distributor") are parties to a Distribution Agreement dated August 18, 1995. The Distributor receives no fees for its services under this agreement.


4. Investment Advisory Agreement

Investment advisory services are provided to the Trust by STI Capital Management, N.A. ("STI Capital"). Under the terms of the investment advisory agreements, STI Capital is entitled to receive a

NOTES TO FINANCIAL STATEMENTS (Concluded)
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1998

fee from the Trust, computed daily and paid monthly, at an annual rate of .74%, 1.15%, .80%, 1.15%, 1.15% and 1.25% of the average daily net assets of the Investment Grade Bond Fund, Capital Growth Fund, Value Income Stock Fund, Mid-Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, respectively. STI Capital has voluntarily agreed to waive all or a portion of its fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta acts as Custodian for all the Funds except the International Equity Fund which has a custodian agreement with the Bank of New York. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Organizational Costs and Transactions with Affiliates

The Trust incurred organization costs of approximately $55,566. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. The costs include legal fees of approximately $44,153 for organizational work performed by a law firm of which two officers of the Trust are partners. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

6. Investment Transactions

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the period ended June 30, 1998 were as follows:

                                              U.S. GOVT. U.S. GOVT.
                           PURCHASES   SALES  PURCHASES    SALES
                             (000)     (000)    (000)      (000)
                           --------  -------- ---------   --------
Value Income Stock Fund .. $ 47,661  $30,680   $  --      $   --
Mid-Cap Equity Fund ......   18,464   14,498      --          --
Small Cap Equity Fund ....    7,399    1,744      --          --
Capital Growth Fund ......  103,866   85,918      --          --
Investment Grade
   Bond Fund .............    4,016    2,052    4,318      3,084
International Equity Fund    10,965    8,943       --         --


At June 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Investment Grade Bond and Equity Funds at June 30, 1998 was as follows:

                                                                 NET UNREALIZED
                               APPRECIATED     DEPRECIATED        APPRECIATED/
                               SECURITIES      SECURITIES        (DEPRECIATION)
                                  (000)           (000)              (000)
                                --------      -------------        ----------
Value Income Stock Fund ..      $ 8,145         $(3,074)           $ 5,071
Mid-Cap Equity Fund ......        4,631          (2,363)             2,268
Small Cap Equity Fund ....          528          (1,182)              (654)
Capital Growth Fund ......       13,308          (1,180)            12,128
Investment Grade Bond Fund          382              (4)               378
International Equity Fund         2,385            (658)             1,727

================================================================================



7. Concentration of Credit Risk

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S & P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

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                                                           NOTES

                                                           NOTES

Investment Advisor:

STI Capital Management, N.A.



STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Variable Trust Fund will achieve its investment objective. The STI Classic Variable Trust Funds are advised by an affiliate of SunTrust Banks, Inc.








Distributor:
SEI Investments Distribution Co.


This information must be preceded or accompanied by a current prospectus for each Fund described.